Marketable Securities - Summary investments in fixed maturity debt securities (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Debt Securities, Available-for-sale, Fair Value to Amortized Cost [Abstract]
Amortized Cost	$ 218,040	$ 642
Gross Unrealized Gains	9	16
Gross Unrealized Losses	(125)	(1)
Fair Value	217,924	657
U.S. Treasuries
Debt Securities, Available-for-sale, Fair Value to Amortized Cost [Abstract]
Amortized Cost	181	240
Gross Unrealized Gains	2	6
Fair Value	183	246
Corporate bonds
Debt Securities, Available-for-sale, Fair Value to Amortized Cost [Abstract]
Amortized Cost	63,197	261
Gross Unrealized Gains	2	5
Gross Unrealized Losses	(111)	(1)
Fair Value	63,088	265
Municipal bonds
Debt Securities, Available-for-sale, Fair Value to Amortized Cost [Abstract]
Amortized Cost	24,003
Gross Unrealized Gains	5
Gross Unrealized Losses	(14)
Fair Value	23,994
Commercial paper
Debt Securities, Available-for-sale, Fair Value to Amortized Cost [Abstract]
Amortized Cost	130,659
Fair Value	$ 130,659
U.S. states, territories, and political subdivisions
Debt Securities, Available-for-sale, Fair Value to Amortized Cost [Abstract]
Amortized Cost		141
Gross Unrealized Gains		5
Fair Value		$ 146